STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	0 Months Ended								1 Months Ended				3 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended	20 Months Ended	29 Months Ended							9 Months Ended		3 Months Ended		0 Months Ended								1 Months Ended	9 Months Ended	0 Months Ended									1 Months Ended	9 Months Ended	0 Months Ended
	Aug. 19, 2013	Aug. 14, 2013	Jul. 29, 2013	Jul. 25, 2013	Jun. 24, 2013	May 31, 2013	Apr. 22, 2013	Apr. 17, 2013	Oct. 31, 2013	Jun. 30, 2013	Apr. 30, 2013	Jan. 31, 2012	Sep. 30, 2013	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013	Nov. 11, 2013	Mar. 31, 2013	Dec. 07, 2012	Dec. 07, 2011	Dec. 06, 2011	Nov. 25, 2011	Sep. 30, 2013 Warrants	Sep. 30, 2013	Sep. 30, 2013 Consulting Agreement 1 - 04-17-2013	Sep. 30, 2013 Consulting Agreement 1 - 06-28-2013	Aug. 14, 2013 Post Stock Split Units	Jul. 29, 2013 Post Stock Split	Jun. 28, 2013 Post Stock Split	Jun. 11, 2013 Post Stock Split	May 31, 2013 Post Stock Split Units	May 22, 2013 Post Stock Split	Apr. 22, 2013 Post Stock Split	Apr. 17, 2013 Post Stock Split	Apr. 30, 2013 Post Stock Split Units	Sep. 30, 2013 Post Stock Split Warrants	Apr. 17, 2013 Post Stock Split Vesting Immediately	Apr. 17, 2013 Post Stock Split Vesting Over 12 Months	Aug. 14, 2013 Pre Stock Split Units	Jul. 29, 2013 Pre Stock Split	Jun. 28, 2013 Pre Stock Split	Jun. 11, 2013 Pre Stock Split	May 31, 2013 Pre Stock Split Units	Apr. 22, 2013 Pre Stock Split	Apr. 17, 2013 Pre Stock Split	Apr. 30, 2013 Pre Stock Split Units	Sep. 30, 2013 Pre Stock Split Warrants	Apr. 17, 2013 Pre Stock Split Vesting Immediately	Apr. 17, 2013 Pre Stock Split Vesting Over 12 Months
Common stock, shares authorized													200,000,000	200,000,000	200,000,000		200,000,000	200,000,000	200,000,000		200,000,000	200,000,000	200,000,000	75,000,000
Common stock, par value													$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001	$ 0.0001
Preferred stock, shares authorized													50,000,000	50,000,000	50,000,000		50,000,000	50,000,000	50,000,000		50,000,000	50,000,000	50,000,000
Preferred stock, par value													$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Reverse stock split ratio					one (1) for thirteen (13) basis
Share-based compensation																	$ 33,287									$ 94,930	$ 506,250
Common Stock
Ownership units sold																														153,846				999,998				2,404				2,000,000				13,000,000			31,250
Gross proceeds from sale of ownership units		800,000				5,200,000					25,000
Price of ownership unit sold																														5.20	5.20			5.20				10.40				0.40	0.40			0.40			0.80
Shares in each ownership unit sold		1	1								2
Warrants in each ownership unit sold		3	3								1
Shares sold in ownership units												10,029,965																		153,846	5,696			999,998				4,808
Warrants sold in ownership units																														76,923	2,848			499,999				2,404
Warrant Exercise Price																				5.70						6.65				6.50	6.50			6.50				7.80				0.50	0.50			0.50			0.60
Consulting agreement, monthly retainer								5,000
Shares issued for services			1,923	4,380						11,538			5,769																			67,308			23,077		30,769							875,000				400,000
Vesting terms																																								7,692	23,077										100,000	300,000
Value of shares issued for services										58,000			34,480		564,250
Grant date fair value (per share)	$ 5.85		$ 7.00	$ 6.85					$ 4.79	$ 5.03			$ 6.00													$ 6.50						$ 4.55	$ 5.27		$ 5.85	$ 4.94									$ 0.41		$ 0.38
Placement agent fees						170,000
Placement agent fees, previously paid as a retainer						30,000
Warrant limitation threshold						99.90%
Shares issued in acquisition of CyberFone Systems, shares																																				461,538											6,000,000
Shares issued in acquisition of CyberFone Systems, value							2,280,000							0			925	925	925
Stock-based consulting expense															45,000													76,564
Stock-based prepaid expense																												90,000	229,692
Shares issued to CFO and director for services																																	96,154												1,250,000
Common Stock Warrants
Warrants forfeited																										(73,077)													73,077											950,000
Unrecognized compensation expense - warrants																										$ 121,954